Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

4. Accrued Expenses

The Company’s accrued expenses are comprised of the following (in thousands):

	September 30,	December 31,
	2015	2014
Compensation and related benefits	$19,591	$21,413
Taxes	6,810	4,954
Marketing	5,131	4,115
Gift cards	4,103	5,654
Contracting, consulting and professional fees	3,111	3,254
Traveler guarantee	1,246	1,790
Foreign exchange-forward contracts	683	99
Other	9,771	8,976

Total	$50,446	$50,255

6. Accrued Expenses

The Company’s accrued expenses are comprised of the following at December 31, 2014 and 2013, respectively (in thousands):

	December 31,
	2014	2013
Compensation and related benefits	$21,413	$21,700
Gift cards	5,654	6,090
Contracting, consulting and professional fees	3,254	4,494
Taxes	4,954	3,425
Marketing	4,115	3,197
Foreign exchange – forward contracts	99	979
Traveler guarantee liability	1,790	956
Other	8,976	13,784

Total	$50,255	$54,625